Derivative and Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Cumulative Basis Adjustment for Fair Value Hedges
As of March 31, 2021, the following amounts were recorded on the balance sheet related to cumulative basis adjustment for fair value hedges:

(in thousands)	March 31, 2021
Line Item in the Consolidated Statements of Condition in which the Hedge Item is Included	Carrying Amount of the Hedged Assets	Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets
Total loans and leases, net (1)	$2,047,999	$47,999

(1)
These amounts include the amortized cost basis of closed portfolios used to designate hedging relationships in which the hedged item is the last layer expected to be remaining at the end of the hedging relationship. At March 31, 2021, the amortized cost basis of the closed portfolios used in these hedging relationships was $3.4 billion; the cumulative basis adjustments associated with these hedging relationships was $48.0 million; and the amount of the designated hedged items was $2.0 billion.

As of December 31, 2020, the following amounts were recorded on the balance sheet related to cumulative basis adjustment for fair value hedges:

(in thousands)	December 31, 2020
Line Item in the Consolidated Statements of Condition in which the Hedge Item is Included	Carrying Amount of the Hedged Assets	Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets
Total loans and leases, net (1)	$2,073,214	$73,214

(1)
These amounts include the amortized cost basis of closed portfolios used to designate hedging relationships in which the hedged item is the last layer expected to be remaining at the end of the hedging relationship. At December 31, 2020 the amortized cost basis of the closed portfolios used in these hedging relationships was $3.6 billion; the cumulative basis adjustments associated with these hedging relationships was $73.2 million; and the amount of the designated hedged items was $2.0 billion.

As of December 31, 2020, the following amounts were recorded on the balance sheet related to cumulative basis adjustment for fair value hedges.

(in thousands)	December 31, 2020		December 31, 2019
Line Item in the Consolidated Statements of Condition in which the Hedge Item is Included	Carrying Amount of the Hedged Assets	Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets	Carrying Amount of the Hedged Assets	Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets
Total loans and leases, net (1)	$2,073,214	$73,214	$2,053,483	$53,483

(1)
These amounts include the amortized cost basis of closed portfolios used to designate hedging relationships in which the hedged item is the last layer expected to be remaining at the end of the hedging relationship. At December 31, 2020, the amortized cost basis of the closed portfolios used in these hedging relationships was $3.6 billion; the cumulative basis adjustments associated with these hedging relationships was $73.2 million; and the amount of the designated hedged items was $2.0 billion.

Information Regarding Derivative Financial Instruments
The following table sets forth information regarding the Company’s derivative financial instruments at March 31, 2021 and December 31, 2020:

	Notional Amount	Other Assets	Other Liabilities
Derivatives designated as fair value hedging instruments:
Interest rate swap	$2,000,000	$—	$—

Total derivatives designated as fair value hedging instruments	$2,000,000	$—	$—

The following table sets forth information regarding the Company’s derivative financial instruments at December 31, 2020.

	December 31, 2020
		Fair Value
(in thousands)	Notional Amount	Other Assets	Other Liabilities
Derivatives designated as fair value hedging instruments:
Interest rate swap	$2,000,000	$—	$—

Total derivatives designated as fair value hedging instruments	$2,000,000	$—	$—

Effect of Derivative Instruments on Consolidated Statements of Income and Comprehensive Income
The following table sets forth the effect of derivative instruments on the Consolidated Statements of Income and Comprehensive Income for the periods indicated.

(in thousands)	For the Three Months Ended March 31, 2021	For the Three Months Ended March 31, 2020
Derivative – interest rate swap:
Interest income	$25,215	$(28,130)
Hedged item – loans:
Interest income	$(25,215)	$28,130

The following table sets forth the effect of derivative instruments on the Consolidated Statements of Income and Comprehensive Income for the periods indicated.

(in thousands)	For the Twelve Months Ended December 31, 2020	For the Twelve Months Ended December 31, 2019
Derivative – interest rate swap:
Interest income	$(19,731)	$(53,483)
Hedged item – loans:
Interest income	$19,731	$53,483

Information about Interest Rate Swaps Designated as Cash Flow Hedges
The following table summarizes information about the interest rate swaps designated as cash flow hedges at March 31, 2021 and December 31, 2020:

(dollars in thousands)	March 31, 2021	December 31, 2020
Notional amounts	$2,250,000	$2,250,000
Cash collateral posted	35,109	45,532
Weighted average pay rates	1.27%	1.27%
Weighted average receive rates	0.20%	0.23%
Weighted average maturity	1.7 years	1.9 years

The following table summarizes information about the interest rate swaps designated as cash flow hedges at December 31, 2020 and December 31, 2019:

(dollars in thousands)	December 31, 2020	December 31, 2019
Notional amounts	$2,250,000	$800,000
Cash collateral posted	45,532	1,185
Weighted average pay rates	1.27%	1.62%
Weighted average receive rates	0.23%	1.90%
Weighted average maturity	1.9 years	2.5 years

Effect of Cash Flow Derivative Instruments on AOCL
The following table presents the effect of the Company’s cash flow derivative instruments on AOCL for the three months ended March 31, 2021 and 2020:

(in thousands)	For the Three Months Ended March 31, 2021	For the Three Months Ended March 31, 2020
Amount of gain (loss) recognized in AOCL	$4,532	$(49,285)
Amount of gain (loss) reclassified from AOCL to interest expense	5,891	(645)

The following table presents the effect of the Company’s cash flow derivative instruments on AOCL for the year ending December 31, 2020:

(in thousands)	For the Twelve Months Ended December 31, 2020	For the Twelve Months Ended December 31, 2019
Amount of (loss) gain recognized in AOCL	$(58,484)	$1,340
Amount of reclassified from AOCL to interest expense	11,768	(154)